Taxes - Summary of Estimated Schedule of Recovery/Reversal of Net Deferred Tax Assets (Liabilities) Recoverable (Payable) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure Of Reversal Of Net Deferred Tax Assets Liabilities [Line items]
Recognized deferred tax credits	$ 3,438
Unrecognized deferred tax credits	3,171
Total	6,609
Recognized deferred tax credits	1,196
Unrecognized deferred tax credits	0
Total	1,196
Brazil [member]
Disclosure Of Reversal Of Net Deferred Tax Assets Liabilities [Line items]
Unrecognized deferred tax credits	511
Foreign countries [member]
Disclosure Of Reversal Of Net Deferred Tax Assets Liabilities [Line items]
Unrecognized deferred tax credits	2,660
Unrecognized deferred tax credits	0
Later than one year and not later than two years [member]
Disclosure Of Reversal Of Net Deferred Tax Assets Liabilities [Line items]
Recognized deferred tax credits	683
Recognized deferred tax credits	(372)
Later than two years and not later than three years [member]
Disclosure Of Reversal Of Net Deferred Tax Assets Liabilities [Line items]
Recognized deferred tax credits	403
Recognized deferred tax credits	96
Later than three years and not later than four years [member]
Disclosure Of Reversal Of Net Deferred Tax Assets Liabilities [Line items]
Recognized deferred tax credits	397
Recognized deferred tax credits	121
Later than four years and not later than five years [member]
Disclosure Of Reversal Of Net Deferred Tax Assets Liabilities [Line items]
Recognized deferred tax credits	465
Recognized deferred tax credits	862
Later than five years [member]
Disclosure Of Reversal Of Net Deferred Tax Assets Liabilities [Line items]
Recognized deferred tax credits	498
Recognized deferred tax credits	24
2023 and thereafter [Member]
Disclosure Of Reversal Of Net Deferred Tax Assets Liabilities [Line items]
Recognized deferred tax credits	992
Recognized deferred tax credits	$ 465